PROSPECTUS SUPPLEMENT
                           FRANKLIN GROUP OF FUNDS(R)
                             DATED OCTOBER 1, 1995


Franklin Balance Sheet Investment Fund, dated March 1, 1995, as amended July 5, 1995, as supplemented July 26, 1995

Franklin Corporate Qualified Dividend Fund, dated February 1, 1995, as amended August 10, 1995

Franklin Investment Grade Income Fund, dated February 1, 1995, as supplemented July 26, 1995

Franklin Strategic Income Fund
Franklin California Growth Fund
Franklin Global Health Care Fund
(each dated September 1, 1995)

Franklin Natural Resources Fund, dated June 5, 1995, as supplemented July 26,
1995

Franklin Pacific Growth Fund, dated March 1, 1995, as amended July 27, 1995

Franklin Strategic Mortgage Portfolio, dated February 1, 1995, as supplemented July 26, 1995

Franklin Short-Intermediate U.S. Government Fund
Franklin Adjustable U.S. Government Fund
Franklin Adjustable Rate Securities Fund
Franklin International Equity Fund
Franklin Templeton German Government Bond Fund
Franklin Templeton International Currency Funds
(Global, Hard, High Income Currency Funds)
(each dated March 1, 1995, as supplemented July 26, 1995)

Franklin Premier Return Fund
Franklin Partners Funds(R)
 Franklin Tax-Advantaged International Bond Fund
 Franklin Tax-Advantaged U.S. Government Securities Fund
 Franklin Tax-Advantaged High Yield Securities Fund
(each dated May 1, 1995, as supplemented July 26, 1995)

Franklin Federal Intermediate-Term Tax-Free Income Fund, dated May 1, 1995, as supplemented July 26, 1995

Franklin California Intermediate-Term Tax-Free Income Fund, dated November 1, 1994, as amended July 26, 1995

Franklin New York Intermediate-Term Tax-Free Income Fund, dated May 1, 1995, as supplemented July 26, 1995

(each as may be further amended and supplemented from time to time)

I. The following is added to the third paragraph, after the first sentence, in the section "Purchases at Net Asset Value" under "How to Buy Shares of the Fund":

"Class II shareholders may also invest such distributions at net asset value in a Class I Franklin Templeton Fund."

II. The following language is added to the discussion under "Exchange
Privilege":

"Although there are no exchanges between different classes of shares, shareholders of a Class II Franklin Templeton Fund may, however, elect to direct their dividends and capital gain distributions to the Fund at net asset value."